Loan Portfolio and Allowance for Credit Losses, Based on Impairment Review Method (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	48,578	46,032
Total ending allowance balance	48,578	46,032	$ 44,267	$ 49,595
Loans [Abstract]
Individually evaluated for impairment	24,729	25,695
Collectively evaluated for impairment	4,978,150	4,707,506
Total loans	5,002,879	4,733,201
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	2,735	2,596
Total ending allowance balance	2,735	2,596	3,135	4,140
Loans [Abstract]
Individually evaluated for impairment	957	646
Collectively evaluated for impairment	272,558	230,365
Total loans	273,515	231,011
1 to 4 Family Residential Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	45,625	43,271
Total ending allowance balance	45,625	43,271	40,689	44,950
Loans [Abstract]
Individually evaluated for impairment	23,628	24,967
Collectively evaluated for impairment	4,688,850	4,464,916
Total loans	4,712,478	4,489,883
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	218	165
Total ending allowance balance	218	165	$ 443	$ 505
Loans [Abstract]
Individually evaluated for impairment	144	82
Collectively evaluated for impairment	16,742	12,225
Total loans	$ 16,886	$ 12,307